VESSELS AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 17, 2023
Cost
As of January 1, 2023		$ 1,536,813	$ 1,536,736
Additions		10,426	77
Disposals		(44,044)
Write-offs		(12,476)
As of December 31, 2023		1,490,719	1,536,813	$ 1,536,736
Depreciation, amortization and impairment
As of January 1, 2023		(399,760)	(272,317)
Charge for the year		(49,802)	(51,288)
Disposals		29,065
Write-offs		12,476
Impairment		(5,021)	(76,155)
As of December 31, 2023		(413,042)	(399,760)	(272,317)
Net book value as of December 31		1,077,677	1,137,053
Impairment of long-lived assets		$ 5,021	76,155	0
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]		Other operating gain/(loss)
Property, plant and equipment, net		$ 1,077,677	1,137,053
Gandria
Depreciation, amortization and impairment
Impairment of long-lived assets		5,000
Disposal Group, Held-for-Sale, Not Discontinued Operations | Gandria
Depreciation, amortization and impairment
Consideration received					$ 15,200
Disposal group, not discontinued operation, gain (loss) on disposal	$ (500)
License
Depreciation, amortization and impairment
Amortization charge		500	500
Vessels and equipment
Cost
As of January 1, 2023		1,374,607	1,374,607
Additions		0	0
Disposals		(44,044)
Write-offs		0
As of December 31, 2023		1,330,563	1,374,607	1,374,607
Depreciation, amortization and impairment
As of January 1, 2023		(336,055)	(223,999)
Charge for the year		(38,166)	(39,449)
Disposals		29,065
Write-offs		0
Impairment		(5,021)	(72,607)
As of December 31, 2023		(350,177)	(336,055)	(223,999)
Net book value as of December 31		980,386	1,038,552
Mooring equipment
Cost
As of January 1, 2023		45,771	45,771
Additions		0	0
Disposals		0
Write-offs		0
As of December 31, 2023		45,771	45,771	45,771
Depreciation, amortization and impairment
As of January 1, 2023		(25,906)	(20,363)
Charge for the year		(5,544)	(5,543)
Disposals		0
Write-offs		0
Impairment		0	0
As of December 31, 2023		(31,450)	(25,906)	(20,363)
Net book value as of December 31		14,321	19,865
Deferred Drydocking expenditure
Cost
As of January 1, 2023		109,094	109,094
Additions		8,492	0
Disposals		0
Write-offs		(9,094)
As of December 31, 2023		108,492	109,094	109,094
Depreciation, amortization and impairment
As of January 1, 2023		(32,011)	(22,767)
Charge for the year		(5,264)	(5,696)
Disposals		0
Write-offs		9,094
Impairment		0	(3,548)
As of December 31, 2023		(28,181)	(32,011)	(22,767)
Net book value as of December 31		80,311	77,083
Office equipment and fittings
Cost
As of January 1, 2023		7,341	7,264
Additions		1,934	77
Disposals		0
Write-offs		(3,382)
As of December 31, 2023		5,893	7,341	7,264
Depreciation, amortization and impairment
As of January 1, 2023		(5,788)	(5,188)
Charge for the year		(828)	(600)
Disposals		0
Write-offs		3,382
Impairment		0	0
As of December 31, 2023		(3,234)	(5,788)	$ (5,188)
Net book value as of December 31		2,659	1,553
Golar Artic
Depreciation, amortization and impairment
Impairment of long-lived assets			$ 76,200
Property, plant, and equipment, market value		44,300
Property, plant and equipment, net		$ 50,400